Description of Plan and Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of Plan and Accounting Policies	Description of Plan and Accounting Policies
Plan Description
The Andersons, Inc. Retirement Savings Investment Plan (the “Plan”), a defined contribution retirement plan, is sponsored by The Andersons, Inc. (the "Plan Sponsor," "Employer" or the "Company"). The Plan year is January 1 through December 31. The Plan is administered by the Retirement Benefits Committee ("Plan Administrator") as established by the Plan Sponsor and subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Plan assets are maintained by Fidelity Management Trust Company (the "Trustee" and "Recordkeeper"). The following description of the Plan is provided for general information. Plan participants should refer to the Plan document for more complete information.

Accounting Principles

The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Eligibility

The Plan is a defined contribution plan that covers substantially all employees of the Company and participating employers who meet the minimum age 18 requirement. Full-time employees are eligible to begin deferring money into the Plan as soon as administratively practicable following their date of hire. Part-time employees are eligible to begin deferring money into the Plan upon meeting the 1,000 hours and 12-month service requirement. Employer matching contributions begin once the employee enters the Plan. The Plan provides for retirement, disability and death benefits for participants who meet certain eligibility requirements.

Contributions

Participant Contributions

Employee contributions may be made by salary reduction up to 75% of annual compensation (in 1% increments) subject to the maximum annual contribution allowed by the Internal Revenue Code (the "IRC"). Participants are automatically enrolled in the Plan with an effective pretax deferral of 5% of compensation unless a participant affirmatively elects out of the automatic deferral feature or elects a different deferral rate. The Plan also provides participants the option to choose Roth deferrals and the option to allocate their contributions into a self-directed brokerage account. The Plan may accept rollover contributions from certain Individual Retirement Accounts or from other qualified defined benefit or contribution plans of the Company or former employers of the participant.

Employer Contributions

The Plan provides for a required minimum Employer matching contribution of 100% of the first 3% of a participant’s deferred compensation plus 50% of the next 2% of a participant’s deferred compensation, subject to limitations in the IRC.

The performance contribution is an annual supplemental contribution made at the discretion of the Employer. All employees who are eligible to participate in the Plan, accumulate 1,000 hours during the plan year, and are active at the Plan’s year-end are eligible to receive a performance contribution. The Company determines how much to contribute to each participant based on the Company’s performance, with the measure of performance being pretax income. The performance contribution ranges from 0% to 5% of eligible compensation depending on the actual level of Company performance. A minimum of 20% of budgeted pretax income must be achieved before a minimum performance contribution of 1% will be made. Employer supplemental performance contributions were $4,239,238 for the year ended December 31, 2025.
Participant Accounts

Each participant’s account is credited with their contributions, Employer matching contributions, Employer performance contributions and an allocation of investment income (losses). Allocations are based on the participant’s selected allocation percentages. Investment income is allocated to participant accounts by investment fund balance on a daily basis. This allocation is based upon the ratio of each participant’s weighted average fund balance to the total fund balance of all participants. The benefit to which a participant is entitled is provided from the participant’s vested account balance. No assets of any participant account may be used for the benefit of any other account or participant. All amounts in participant accounts are participant-directed. Participants may invest in various instruments including the Company's common stock, mutual funds, a common and collective trust, and self-directed brokerage accounts.

Payment of Benefits

Participants are eligible for a distribution of Plan benefits upon termination of service, whether by disability, retirement, death or leaving the Company. In the event of financial hardship (as defined in the Plan document), participants may withdraw amounts from the employee contribution portion of their Plan accounts while they are still employed. In addition, participants who have attained age 59 1/2 may elect to withdraw all or a portion of their vested Plan accounts while still employed. Upon termination of service, a participant or applicable beneficiary may elect to have benefits paid as a single lump-sum distribution, monthly installments or may request that the Plan make a direct rollover distribution to another eligible retirement plan. Benefits are recorded when paid.

Investment Valuation and Income Recognition

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the Plan’s investments in mutual funds, a common and collective trust, and self-directed brokerage accounts are based on net asset values on the last business day of the Plan year. The fair value of the Plan’s investments in the Company's common stock is based on the NASDAQ closing market price on the last business day of the Plan year. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s realized gains and losses on investments sold during the Plan year as well as unrealized gains and losses on investments held at the end of the Plan year.

Vesting

Participants are immediately 100% vested in the participant contributions, Employer matching contributions, rollover contributions and any income or loss thereon. Performance contributions vest 20% per year of service. Participants with over five years of service are fully vested in all performance contributions along with those who meet the normal retirement age of 65 or in the event of disability or death. A year of service is defined as being credited with at least 1,000 hours of service to the Company during a Plan year. The Plan includes employees of acquired entities or businesses and recognizes each individual's service for vesting purposes if such service at the acquired entity had been rendered at the Company.

Forfeitures

Forfeitures of non-vested performance contributions are used to reduce future Employer contributions. The Plan used forfeitures of $338,590 to reduce Employer contributions in 2025. The forfeiture balance included in Investments, at fair value on the Statements of Net Assets Available for Benefits that was available to apply to future Employer contributions was $277,322 and $322,373 as of December 31, 2025 and 2024, respectively.

Administrative Expenses

Plan administrative expenses are paid by the Company to the extent not paid or offset by the Plan. Participants are responsible for fees associated with certain transactions or services they utilize, such as loan originations and maintenance, in-service withdrawals and professional management service fees.
Notes Receivable from Participants

Participants may borrow up to 50% of their vested account balances. The minimum loan amount is $1,000 and the maximum is $50,000. Each participant may only have one loan outstanding, and each loan bears interest at a fixed rate equal to the prime rate at the end of the quarter previous to initiation of the loan plus one percent. Loans must provide for at least quarterly repayments utilizing a level amortization schedule. Loan terms will not exceed five years unless the loan qualifies as a home loan in which the term will be established by the Plan Administrator at the time of the loan. Participant loans are measured at their unpaid principal balance plus any accrued interest.

Plan Termination

Although it has not expressed any intent to do so, the Plan Sponsor has the right to terminate the Plan and the trust at any time. In the event of termination of the Plan, participants become fully vested in their individual accounts and all account balances will be distributed in the form and manner determined by the Plan Administrator.

Risks and Uncertainties

The Plan utilizes various investment instruments, including mutual funds, a common and collective trust, and the Company's common stock. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein. Actual results and outcomes may differ from management’s estimates and assumptions. The Plan has no contingent assets or liabilities for any periods presented in these financial statements.

Subsequent Events

No subsequent events were identified through June 3, 2026.